PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

January 12, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Jennison Mid-Cap Growth Fund, Inc.
     Registration numbers. 333-11785 and 811-07811

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on January 11, 2011.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                              Very truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary